Income Taxes (Total Income Tax Recognized) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Provision for Income Taxes	¥ 113,912	¥ 144,039	¥ 120,312
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	(11,084)	(6,293)	(6,003)
Defined benefit pension plans	(911)	2,582	(2,954)
Foreign currency translation adjustments	(1,517)	(8,576)	(2,921)
Net unrealized gains (losses) on derivative instruments	139	229	(1,696)
Direct adjustments to shareholders' equity	(2)	(1)	(2)
Total income taxes	¥ 100,537	¥ 131,980	¥ 106,736